Shareholder Report, Line Graph (Details) 196902_Panagram BBB-B CLO ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Jan. 23, 2023	Aug. 31, 2026
Eldridge BBB-B CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Eldridge BBB-B CLO ETF NAV
Accumulated Value	$ 13,455	$ 12,410	$ 10,966	$ 10,000	$ 14,178
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,927	10,595	9,874	10,000	$ 11,134
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan CLO High Quality Mezzanine Index Total Return
Accumulated Value	$ 13,705	$ 12,577	$ 10,974	$ 10,000	$ 14,594